QUARTERLY REPORT

CULTIVAR ETF

Schedule of InvestmentsApril 30, 2026 (unaudited)

		Shares	Value
85.76%	COMMON STOCKS
1.36%	COMMUNICATION SERVICES
	Comcast Corp. Class A	9,088	$245,740
	John Wiley & Sons, Inc. Class A	6,900	282,417
			528,157

3.08%	CONSUMER DISCRETIONARY
	Advance Auto Parts	5,059	301,061
	Lululemon Athletica, Inc. ADR(A)	2,321	319,602
	Monro, Inc.	10,893	191,281
	NIKE, Inc.	8,510	377,504
			1,189,448

12.45%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.	1,951	145,428
	The Clorox Co.	3,722	358,950
	Dollar General Corp.	3,940	456,567
	General Mills, Inc.	4,219	148,973
	The Hershey Company	3,368	625,572
	Hormel Foods Corp.	21,793	467,896
	Ingredion, Inc.	1,779	198,785
	The JM Smucker Co.	3,753	367,907
	Kimberly-Clark Corp.	5,920	582,706
	Lamb Weston Holdings, Inc.	6,635	288,954
	McCormick & Co., Inc.	9,411	478,455
	Target Corp.	1,895	245,876
	Tyson Foods, Inc. Class A	7,172	459,510
			4,825,579

5.43%	ENERGY
	BP plc ADR	7,988	378,471
	Core Laboratories, Inc.	72,099	1,056,250
	Equinor ASA ADR	8,200	334,150
	Halliburton Co.	7,953	336,412
			2,105,283

QUARTERLY REPORT

CULTIVAR ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

		Shares	Value
9.30%	FINANCIALS
	FactSet Research Systems, Inc.	1,522	$346,377
	Global Payments, Inc.	6,532	470,043
	Independent Bank Corp.	4,270	333,017
	Jack Henry & Associates, Inc.	1,675	257,531
	MarketAxess Holdings, Inc.	10,463	1,644,679
	PayPal Holdings, Inc.	11,009	551,991
			3,603,638

16.85%	HEALTH CARE
	Agilent Technologies, Inc.	1,301	150,331
	Biogen, Inc.(A)	2,744	519,384
	Bio-Techne Corp.	5,459	301,992
	Bristol-Myers Squibb Co.	4,099	248,358
	CVS Health Corp.	4,716	392,796
	Edwards Lifescience Corp.(A)	4,325	361,138
	Fresenius Medical Care AG ADR	12,489	281,877
	Humana, Inc.	2,473	584,716
	Illumina, Inc.(A)	3,691	467,797
	Inogen, Inc.(A)	25,066	178,219
	Medtronic plc ADR	4,958	401,449
	Perrigo Co. plc ADR	17,195	203,589
	Pfizer, Inc.	11,107	296,557
	Regeneron Pharmaceuticals, Inc.	540	381,812
	Thermo Fisher Scientific, Inc.	328	157,099
	UnitedHealth Group, Inc.	1,321	489,404
	Veeva Systems, Inc. Class A(A)	2,225	347,033
	Zimmer Biomet Holdings	4,059	334,583
	Zoetis, Inc.	3,713	426,884
			6,525,018

9.94%	INDUSTRIALS
	Canadian National Railway Co. ADR	2,936	329,214
	Copart, Inc.(A)	5,760	190,714
	Healthcare Services Group, Inc.(A)	45,609	976,489

QUARTERLY REPORT

CULTIVAR ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

		Shares	Value
	INDUSTRIALS - continued
	Lockheed Martin Corp.	424	$219,619
	Paycom Software, Inc.	3,929	498,040
	Proto Labs, Inc.(A)	11,460	742,723
	Southwest Airlines Co.	17,266	654,727
	UPS, Inc. Class B	2,212	240,666
			3,852,192

9.62%	INFORMATION TECHNOLOGY
	Accenture plc Class A ADR	748	133,675
	Adobe, Inc.(A)	1,969	484,571
	Cognex Corp.	3,529	195,895
	Cognizant Tech Solutions	2,406	127,277
	Dassault Systemes S.A. ADR	25,329	568,383
	Intuit, Inc.	755	293,317
	Manhattan Associates, Inc.(A)	709	97,764
	Nice Systems Ltd. ADR(A)	1,370	139,767
	Qorvo, Inc.(A)	5,989	564,284
	Salesforce, Inc.	1,034	182,532
	Skyworks Solutions, Inc.	3,648	255,980
	STMicroelectronics NV ADR	7,073	390,005
	Tyler Technologies, Inc.(A)	857	292,357
			3,725,807

8.05%	MATERIALS
	Albemarle Corp.	3,996	786,013
	Barrick Mining Corporation ADR	13,372	526,054
	FMC Corp.	12,802	196,895
	Newmont Goldcorp Corp.	6,085	675,983
	Nutrien Ltd. ADR	5,574	423,624
	Sociedad Quimica y Minera de Chile SA ADR	5,551	511,636
			3,120,205

QUARTERLY REPORT

CULTIVAR ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

		Shares	Value
4.84%	REAL ESTATE
	Alexandria Real Estate Equities, Inc. REIT	16,514	$668,982
	Crown Castle, Inc. REIT	1,953	173,387
	CubeSmart REIT	2,645	107,070
	Douglas Emmett, Inc. REIT	22,338	241,474
	Empire State Realty Trust REIT	18,599	103,596
	LTC Properties, Inc. REIT	4,894	187,049
	Piedmont Office Realty Trust, Inc. REIT(A)	23,942	200,155
	Weyerhaeuser Co. REIT	7,941	194,713
			1,876,426

4.84%	UTILITIES
	Eversource Energy	8,756	619,049
	Northwest Natural Holding Co.	12,728	674,584
	Portland General Electric	7,824	406,300
	The York Water Co.	6,054	175,687
			1,875,620

85.76%	TOTAL COMMON STOCKS
	(Cost: $32,521,918)		33,227,373

		Principal	Value
12.41%	US Treasury Bonds
	US Treasury 05/15/2052 2.875%	$2,253,000	$1,542,964
	US Treasury 05/15/2054 4.625%	1,205,000	1,135,172
	US Treasury Bill 06/09/2026 3.570%(B)	2,140,000	2,131,688
12.41%	TOTAL US TREASURY BONDS
	(Cost: $4,986,455)		4,809,824

98.17%	TOTAL INVESTMENTS
	(Cost: $37,508,373)		38,037,197
1.83%	Other assets, net of liabilities		709,247
100.00%	NET ASSETS		$ 38,746,444

(A)Non-income producing.

(B)Zero coupon security. The rate shown is the yield-to-maturity on the date of April 30, 2026.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

QUARTERLY REPORT

CULTIVAR ETF

Schedule of Investments - continuedApril 30, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of April 30, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Common Stocks	$33,227,373	$—	$—	$33,227,373
US Treasury Bonds	—	4,809,824	—	4,809,824
	$33,227,373	$4,809,824	$—	$38,037,197

The cost of investments for Federal income tax purposes has been estimated a/o April 30, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $37,508,373, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,185,069
Gross unrealized depreciation	(4,656,245)
Net unrealized appreciation	$528,824